SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenues, net	$ 932,203	$ 1,161,267	$ 3,534,185	$ 3,525,663	$ 4,241,991	$ 4,789,633
Operating expenses	1,195,786	1,077,193	3,912,029	3,651,787	5,244,264	4,949,017
Hotel operating costs	507,675	423,686	1,551,526	1,140,959	1,981,648	1,537,307
Total operating costs and expenses	1,195,786	1,077,193	3,912,029	3,651,787	5,244,264	4,949,017
Income (loss) from operations	(263,583)	84,074	(377,844)	(126,124)	(1,002,273)	(159,384)
Total assets	6,664,562		6,664,562		11,660,346	11,356,089
Advertising And Product [Member]
Product Information [Line Items]
Total revenues, net	509,861	728,896	2,060,787	1,774,139	2,406,988	2,451,055
Cost of goods sold			199,141	67,379	316,750	224,675
Operating expenses	267,331	389,141	966,903	1,054,869	1,344,543	1,431,920
Income (loss) from operations	204,069	319,277	894,743	651,891	745,695	794,460
Total assets					8,914,211	8,078,079
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net			497,557	1,096,347	639,940	1,264,427
Cost of goods sold	130,883	96,094	346,190	914,183	473,838	933,081
Operating expenses			523,107	373,404	648,591	518,777
Income (loss) from operations	(100,827)	(83,182)	(371,740)	(191,240)	(482,489)	(187,431)
Total assets					931,706	568,064
Hotel [Member]
Product Information [Line Items]
Total revenues, net	227,785	295,215	975,841	655,177	1,195,063	1,074,151
Operating expenses			325,162	100,993	478,894	303,257
Hotel operating costs	86,935	23,550	1,551,526	1,140,959	1,981,648	1,537,307
Income (loss) from operations	(366,825)	$ (152,021)	(900,847)	$ (586,775)	(1,265,479)	(766,413)
Total assets	2,091,486		2,091,486		$ 1,814,429	2,709,946
Advertising [Member]
Product Information [Line Items]
Total assets	3,775,971		3,775,971			8,078,079
Health Care [Member]
Product Information [Line Items]
Total assets	$ 797,105		$ 797,105			$ 568,064